Condensed Financial Information of Registrant (SMFG) - Condensed Income Statement (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income:
Interest income		¥ 6,928,743	¥ 6,716,741	¥ 5,944,398
Dividends from other subsidiaries, associates and joint ventures		128,021	124,326	115,667
Fees and commission income from subsidiaries		1,805,095	1,631,319	1,469,847
Other income	[1]	230,942	105,717	112,208
Expense:
Interest expense		4,096,058	4,202,307	4,053,635
Operating and other expense	[1]	3,026,892	2,917,319	2,690,719
Profit before tax		1,555,030	654,246	1,207,789
Income tax expense		360,070	137,802	312,039
Net profit		1,194,960	516,444	895,750
Profit attributable to:
Shareholders		1,137,557	478,132	873,346
Other equity instruments holders		49,868	31,636	13,763
SMFG [member]
Income:
Fees and commission income from subsidiaries		23,611	21,498	21,722
Other income		30,066	5,197	9,655
Total income		1,462,487	1,437,287	946,516
Expense:
Interest expense		401,553	350,428	313,356
Operating and other expense		63,906	71,586	58,418
Total expense		498,110	443,448	387,321
Profit before tax		964,377	993,839	559,195
Income tax expense		(11,345)	(12,355)	(8,670)
Net profit		975,722	1,006,194	567,865
Profit attributable to:
Shareholders		925,854	974,558	554,102
Other equity instruments holders		49,868	31,636	13,763
SMFG [member] | Sumitomo mitsui banking corporation [member]
Income:
Interest income		464,381	391,543	334,964
Dividends from other subsidiaries, associates and joint ventures		868,070	731,201	542,929
Expense:
Interest expense		20,754	12,071	5,586
SMFG [member] | Other subsidiaries, associates and joint ventures [member]
Income:
Dividends from other subsidiaries, associates and joint ventures		75,851	287,848	37,246
SMFG [member] | Other subsidiaries [member]
Income:
Interest income		508
Expense:
Interest expense		¥ 11,897	¥ 9,363	¥ 9,961

[1]	From the fiscal year ended March 31, 2025, the Group has presented “Net gains (losses) arising from derecognition of financial assets at amortized cost” as a separate line item in the consolidated income statements. This line item was not presented separately prior to the fiscal year ended March 31, 2025, but was included within “Other income” and “Other expenses.” The comparative amounts have been restated to conform to the current presentation.